Restructuring And Other Related Charges (Schedule Of Restructuring And Other Related Charges By Segment) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Costs incurred	$ 152.4	$ 97.5	$ 102.3
Continuing operations | Operating segments | Life Sciences
Restructuring Cost and Reserve [Line Items]
Costs incurred	40.5	27.5	17.5
Continuing operations | Operating segments | Diagnostics
Restructuring Cost and Reserve [Line Items]
Costs incurred	62.2	33.6	32.6
Continuing operations | Operating segments | Dental
Restructuring Cost and Reserve [Line Items]
Costs incurred	34.3	25.3	21.4
Continuing operations | Operating segments | Environmental & Applied Solutions
Restructuring Cost and Reserve [Line Items]
Costs incurred	$ 15.4	$ 11.1	$ 30.8